Expense Example {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2010 Fund - Class Z6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480